STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended									8 Months Ended	12 Months Ended
		Sep. 03, 2015	May. 05, 2015	Apr. 08, 2015	Dec. 24, 2015	Dec. 17, 2015	Nov. 19, 2015	Oct. 22, 2015	Sep. 21, 2015	Jul. 23, 2015	Mar. 16, 2015	Sep. 23, 2014	Mar. 30, 2012	Sep. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015	Jun. 15, 2015	Apr. 30, 2015	Jun. 17, 2014	Feb. 28, 2013	Jan. 23, 2012
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															9,636,134
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value															$ 0.33	$ 2.82
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options															$ 1,415
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition															1 year 1 month 28 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															1,923,636
Preferred Stock, Liquidation Preference, Value															$ 3,560
Stock Issued During Period, Shares, Conversion of Convertible Securities															6,052
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 400	$ 46
Proceeds from Warrant Exercises															453	343
General and Administrative Expense															2,948	3,640
Stock Issued During Period, Value, Share-based Compensation, Gross															304
Deemed Dividend, Inducement of Warrant Exercise in May 2015			$ 154												$ 0
Stock Issued During Period Warrants Exercised															1,923,636
Research and Development Expense															$ 2,565	3,943
Fair Value Adjustment of Warrants															(571)	$ (2,194)
November 2015 Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.37
Exercisable Term							16 months
November 2015 Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.43
Exercisable Term							36 months
Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				1,000,000
Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				1,500,000
Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,748,166																				572,000
General and Administrative Expense		$ 514
Research and Development Expense		$ 77
Equity Incentive Plan 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					572,000
Equity Incentive Plan 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					1,000,000
2012 Plan Amendment [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		1,500,000
2012 Plan Amendment [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		13,425,000
2012 Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		11,925,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		2,360,543
Share Based Compensation Arrangement By Share Based Payment Award Options issued		7,345,834				1,259,500
2012 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Service Provider Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														50,000
Common Stock, Capital Shares Reserved for Future Issuance																			400,000
General and Administrative Expense														$ 16	$ 118
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities															1,526,609	176,137
Stock Issued During Period, Value, Conversion of Convertible Securities	[1]														$ 0	$ 0
Stock Issued During Period Shares Warrants Exercised															194,444	68,524
Common Stock, Capital Shares Reserved for Future Issuance															300,000
Stock Issued During Period, Shares, Other																496,884
Stock Issued During Period, Shares, Share-based Compensation, Gross															998,403
Stock Issued During Period, Value, Share-based Compensation, Gross	[1]														$ 0
Deemed Dividend, Inducement of Warrant Exercise in May 2015															$ 0
Number Of Shares Authorized For Resale				11,286,444
Series A Warrants [Member]
Class of Stock [Line Items]
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement				2,821,613
Series B Warrants [Member]
Class of Stock [Line Items]
Callable price per share (in dollars per share)															$ 0.80
Trading Period For Callable Option															20 days
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement				2,821,613
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options issued		980,800				50,000
Management [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross															2,200,000
U.S. Members of the Board of Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross															998,403
Stock Issued During Period, Value, Share-based Compensation, Gross															$ 304
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,752,147
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.4755
Warrants Acquired								4,752,147
Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		6,308,634				652,500
Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		650,000				657,000
Directors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,368,000
Employees and Consultants [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price		$ 0.32				$ 0.39
Restricted Stock [Member] | Service Provider Agreement [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																			100,000
Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Warrants Issued													96,440
Exercise Price Per Share													$ 7.50
Private Placement [Member] | Common Stock [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 5.00
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Exercisable Term															9 months
Exercise Price Per Share															$ 0.24
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Exercisable Term															36 months
Exercise Price Per Share															$ 0.30
February 2015 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,881,694
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.24
September 2014 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,320,135				5,341,834
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 4,096
Preferred Stock Convertible Into Common Stock												10,683,662
Warrants Exercise Price Per Share Adjusted												$ 0.48
Preferred Units, Issued												42,350
Fair Value Adjustment of Warrants								$ 75
September 2014 Private Placement [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								5,876,021
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.4755
February 2015 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement											$ 1,956
February 2015 Private Placement [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Exercisable Date of Warrants															Feb. 25, 2018
February 2015 Private Placement [Member] | Finders Fee Agreement [Member] | Exercisable by November 25, 2018
Class of Stock [Line Items]
Exercisable Date of Warrants															Nov. 25, 2015
February 2015 Private Placement [Member] | Finders Fee Agreement [Member] | Exercisable by February 25, 2018
Class of Stock [Line Items]
Exercisable Date of Warrants															Feb. 25, 2018
February 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											11,286,444
February 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,821,613
February 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											2,821,613
Stock Issued During Period, Shares, Other											287,500
February 2015 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement											$ 207
February 2015 Private Placement [Member] | Chief Financial Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											1,150,000
February 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											287,500
February 2015 Private Placement [Member] | Directors [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement											$ 200
February 2015 Private Placement [Member] | Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											1,111,111
February 2015 Private Placement [Member] | Directors [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											277,778
February 2015 Private Placement [Member] | Directors [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											277,778
July 2015 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										8,646,203
Proceeds from Issuance of Private Placement										$ 2,325
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										50,000
Payments of Stock Issuance Costs										$ 122
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance										439,630
July 2015 Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										898,313
July 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Warrants Exercised									8,350,870
July 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										4,709,821
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.35
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement									4,400,018
Exercisable Term										12 months
July 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										4,709,821
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.40
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement									4,400,018
Exercisable Term										36 months
July 2015 Private Placement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										449,157
Warrants Exercise Price Per Share Adjusted																	$ 0.53
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement									449,157
Stock Issued During Period Warrants Exercised																	439,347
July 2015 Private Placement [Member] | Series A Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.35
Exercisable Term										12 months
July 2015 Private Placement [Member] | Series B Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.40
Exercisable Term										3 years
July 2015 Private Placement [Member] | Placement Agent Warrants One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.30
Exercisable Term										3 years
July 2015 Private Placement [Member] | Placement Agent Warrants Two [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.35
Exercisable Term										1 year
July 2015 Private Placement [Member] | Placement Agent Warrants Three [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.40
Exercisable Term										3 years
July 2015 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										750,000
Proceeds from Issuance of Private Placement										$ 225
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										375,000
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										375,000
July 2015 Private Placement [Member] | Finders [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										619,606
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										245,333
July 2015 Private Placement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted																	$ 0.45
Payments of Stock Issuance Costs										$ 181
July 2015 Private Placement [Member] | Investors [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted																	$ 0.64
Stock Issued During Period Warrants Exercised																	2,307,106
July 2015 Private Placement [Member] | Chief Operating Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										40,000
Proceeds from Issuance of Private Placement										$ 12
July 2015 Private Placement [Member] | Chief Operating Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,000
July 2015 Private Placement [Member] | Chief Operating Officer [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,000
July 2015 Private Placement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										245,333
Second Private Placement 2011-2012 [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.31
Second Private Placement 2011-2012 [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted																	$ 0.38
Stock Issued During Period Warrants Exercised																	311,874
November 2015 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement							$ 2,924
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance							439,630
November 2015 Private Placement [Member] | November 2015 Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							576,168
November 2015 Private Placement [Member] | November 2015 Series B Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							246,929
November 2015 Private Placement [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance							439,630
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Beginning Balance							$ 0.0001
November 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other							8,031,734
Stock Issued During Period, Shares, Restricted Stock Award, Gross							383,467
November 2015 Private Placement [Member] | Common Stock [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							383,467
November 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,929,955
November 2015 Private Placement [Member] | Series A Warrants [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							576,168
November 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,541,409
November 2015 Private Placement [Member] | Series B Warrants [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							246,929
2012 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					53,906			15,581
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.35
2012 Private Placement | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							367,526
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.36
2012 Private Placement | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.31
2011 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					283,068			81,840
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.36
2011 Private Placement | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,930,017
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.45
2011 Private Placement | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.38
2011-2012 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								13,159
2011-2012 Private Placement | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants Issued							249,977
December 2015 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Warrant Exercises					$ 500
December 2015 Private Placement [Member] | December 2015 Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					1,461,988
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,461,988
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.34
Exercisable Term					6 months
Finder Fee [Member] | February 2015 Private Placement [Member]
Class of Stock [Line Items]
Payments for Fees															$ 43
Stock to be Issued Upon Exercise of Warrants															241,423
Exercise Price Per Share															$ 0.18
Finder Fee [Member] | February 2015 Private Placement [Member] | Exercisable by November 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants															60,356
Exercise Price Per Share															$ 0.24
Finder Fee [Member] | February 2015 Private Placement [Member] | Exercisable by February 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants															60,356
Exercise Price Per Share															$ 0.30

[1]	Represents an amount lower than $1.